Schedule of Investments(a)
July 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.75%
Advertising–1.29%
Trade Desk, Inc. (The), Class A(b)	233,392	$20,977,273
Aerospace & Defense–0.72%
Axon Enterprise, Inc.(b)	39,305	11,791,893
Application Software–13.81%
AppFolio, Inc., Class A(b)	32,752	7,253,913
Atlassian Corp., Class A(b)	47,812	8,442,165
Autodesk, Inc.(b)	70,278	17,395,211
Braze, Inc., Class A(b)	190,282	8,383,825
Cadence Design Systems, Inc.(b)	125,938	33,708,565
Datadog, Inc., Class A(b)	253,149	29,476,670
Guidewire Software, Inc.(b)(c)	133,765	20,074,113
HubSpot, Inc.(b)	40,968	20,362,325
Manhattan Associates, Inc.(b)	29,782	7,605,727
Q2 Holdings, Inc.(b)	292,374	19,726,474
Samsara, Inc., Class A(b)(c)	502,994	19,254,610
SAP SE, ADR (Germany)(c)	75,220	15,916,552
SPS Commerce, Inc.(b)	43,386	9,346,212
Tyler Technologies, Inc.(b)	14,030	7,970,583
		224,916,945
Asset Management & Custody Banks–1.24%
KKR & Co., Inc., Class A	164,122	20,260,861
Broadline Retail–4.33%
Amazon.com, Inc.(b)	274,064	51,244,487
MercadoLibre, Inc. (Brazil)(b)	11,544	19,265,781
		70,510,268
Casinos & Gaming–0.61%
DraftKings, Inc., Class A(b)	267,999	9,902,563
Communications Equipment–2.24%
Arista Networks, Inc.(b)	105,340	36,505,577
Construction & Engineering–1.15%
Quanta Services, Inc.	70,434	18,691,775
Consumer Finance–1.11%
American Express Co.	71,385	18,063,260
Electrical Components & Equipment–1.83%
Eaton Corp. PLC	45,488	13,864,288
Vertiv Holdings Co., Class A	203,457	16,012,066
		29,876,354
Electronic Components–2.45%
Amphenol Corp., Class A	242,244	15,566,600
Coherent Corp.(b)	349,728	24,369,047
		39,935,647
Electronic Equipment & Instruments–1.03%
Zebra Technologies Corp., Class A(b)	47,636	16,729,287
Electronic Manufacturing Services–1.00%
Flex Ltd.(b)	505,642	16,256,390
Shares		Value
Financial Exchanges & Data–1.09%
Moody’s Corp.	38,737	$17,682,666
Health Care Equipment–0.84%
Intuitive Surgical, Inc.(b)	30,921	13,747,786
Homebuilding–1.16%
TopBuild Corp.(b)	39,409	18,858,783
Industrial Machinery & Supplies & Components–1.85%
Ingersoll Rand, Inc.	166,844	16,751,138
Parker-Hannifin Corp.	23,887	13,404,429
		30,155,567
Interactive Media & Services–5.27%
Alphabet, Inc., Class A	260,646	44,711,215
Meta Platforms, Inc., Class A	86,450	41,049,053
		85,760,268
Investment Banking & Brokerage–1.11%
Goldman Sachs Group, Inc. (The)	35,513	18,077,182
Movies & Entertainment–3.22%
Netflix, Inc.(b)	45,657	28,688,576
Spotify Technology S.A. (Sweden)(b)	69,089	23,762,471
		52,451,047
Passenger Ground Transportation–1.01%
Uber Technologies, Inc.(b)	254,378	16,399,750
Pharmaceuticals–0.80%
Eli Lilly and Co.	16,196	13,025,957
Semiconductor Materials & Equipment–7.83%
Applied Materials, Inc.	145,652	30,907,354
ASML Holding N.V., New York Shares (Netherlands)	36,081	33,797,073
Lam Research Corp.	46,444	42,786,070
Teradyne, Inc.	153,279	20,104,074
		127,594,571
Semiconductors–22.77%
Allegro MicroSystems, Inc. (Japan)(b)(c)	538,955	12,956,478
Analog Devices, Inc.	69,246	16,022,139
Astera Labs, Inc.(b)(c)	116,728	5,117,356
Broadcom, Inc.	452,812	72,757,832
Microchip Technology, Inc.	245,733	21,816,176
Micron Technology, Inc.	149,487	16,416,662
Monolithic Power Systems, Inc.	38,057	32,846,616
NVIDIA Corp.	1,178,534	137,912,049
NXP Semiconductors N.V. (China)	115,904	30,501,297
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	147,478	24,451,852
		370,798,457
Systems Software–10.16%
CyberArk Software Ltd.(b)(c)	76,716	19,668,448
JFrog Ltd. (Israel)(b)	207,106	7,986,007
Microsoft Corp.	222,300	92,999,205
OneStream, Inc.(b)	114,326	3,183,979

See accompanying notes which are an integral part of this schedule.
Invesco Technology Fund

Shares		Value
Systems Software–(continued)
ServiceNow, Inc.(b)	51,168	$41,670,708
		165,508,347
Technology Hardware, Storage & Peripherals–7.69%
Apple, Inc.	513,090	113,947,027
Pure Storage, Inc., Class A(b)	189,873	11,379,089
		125,326,116
Trading Companies & Distributors–1.14%
United Rentals, Inc.	24,454	18,514,123
Total Common Stocks & Other Equity Interests (Cost $1,071,947,260)		1,608,318,713
Money Market Funds–1.33%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(d)(e)	7,437,893	7,437,893
Invesco Treasury Portfolio, Institutional Class, 5.20%(d)(e)	14,241,879	14,241,879
Total Money Market Funds (Cost $21,679,772)		21,679,772
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $1,093,627,032)		1,629,998,485
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.27%
Invesco Private Government Fund, 5.30%(d)(e)(f)	7,447,148	$7,447,148
Invesco Private Prime Fund, 5.48%(d)(e)(f)	29,471,632	29,480,474
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $36,927,622)		36,927,622
TOTAL INVESTMENTS IN SECURITIES–102.35% (Cost $1,130,554,654)		1,666,926,107
OTHER ASSETS LESS LIABILITIES—(2.35)%		(38,220,360)
NET ASSETS–100.00%		$1,628,705,747
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2024.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$7,675,266	$51,757,166	$(51,994,539)	$-	$-	$7,437,893	$96,626
Invesco Liquid Assets Portfolio, Institutional Class	5,910,731	28,425,980	(34,336,963)	(428)	680	-	65,774
Invesco Treasury Portfolio, Institutional Class	8,771,733	73,170,408	(67,700,262)	-	-	14,241,879	123,629
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,817,034	58,572,076	(63,941,962)	-	-	7,447,148	182,252*
Invesco Private Prime Fund	32,965,581	102,592,922	(106,078,096)	2,162	(2,095)	29,480,474	493,908*
Total	$68,140,345	$314,518,552	$(324,051,822)	$1,734	$(1,415)	$58,607,394	$962,189

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,608,318,713	$—	$—	$1,608,318,713
Money Market Funds	21,679,772	36,927,622	—	58,607,394
Total Investments	$1,629,998,485	$36,927,622	$—	$1,666,926,107
Invesco Technology Fund